UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2010
                                               ----------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      05-06-2010
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 77
                                        -------------------

Form 13F Information Table Value Total: $656,947
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 3/31/10

        ITEM 1:            ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:            ITEM 6:                     ITEM 8:
    NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER   MARKET VALUE   SHARES      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                       ($ 000'S)                 SOLE   SHARED   OTHER     SOLE      SHARED   OTHER
3M CO COM                    COMMON      88579Y101        12,643      151,285     X                      123,807      27,478
ACCENTURE LTD SHS CL         COMMON      G1150G111        12,644      301,396     X                      243,337      58,059
AKZO NOBEL N V ADR SP        FOREIGN     010199305        11,065      193,808     X                       30,151     163,657
ALLIANZ AKTIENEGESELLS       FOREIGN      18805101         9,554      760,660     X                      113,293     647,367
ASTRAZENECA PLC ADR S        FOREIGN     046353108         8,182      182,958     X                       29,756     153,202
AXA ADR SPONSORED            FOREIGN     54536107         10,706      480,411     X                       76,691     403,720
BANCO SANTANDER CENT         FOREIGN     05964H105         9,761      735,545     X                      113,089     622,456
BHP BILLITON LTD SPON        FOREIGN     088606108        11,592      144,317     X                       22,454     121,863
CANON INC ADR                FOREIGN     138006309        17,184      371,869     X                       58,087     313,782
C.R. BARD INC                COMMON      67383109          8,461       97,675     X                       80,250      17,425
CRH PLC ADR                  FOREIGN     12626K203        13,675      549,420     X                       83,517     465,903
DR PEPPER SNAPPLE GRO        COMMON      26138E109        10,114      287,581     X                      229,204      58,377
DANSKE BK A/S ADR            FOREIGN     236363107         8,427      683,838     X                      102,830     581,008
DIAGEO PLC ADR SPONSO        FOREIGN     25243Q205        19,656      291,409     X                       47,396     244,013
ENI S P A ADR SPONSOR        FOREIGN     26874R108        14,573      310,533     X                       48,094     262,439
ERICSSON L M TEL CO A        FOREIGN     294821608        11,132    1,066,245     X                      164,768     901,477
FRANCE TELECOM ADR SP        FOREIGN     35177Q105        13,546      563,732     X                       87,826     475,906
GENERAL ELEC CO              COMMON      369604103        14,182      779,239     X                      655,930     123,309
GLAXOSMITHKPLC ADR SP        FOREIGN     37733W105        17,031      442,135     X                       73,600     368,535
HSBC HLDGS PLC ADR SP        FOREIGN     404280406        13,612      268,544     X                       39,651     228,893
I B M                        COMMON      459200101        11,933       93,041     X                       75,908      17,133
IMPERIAL TOBACCO             COMMON      456837103        12,194      199,970     X                       33,840     166,130
ISHARES TR MSCIE EAFE        FOREIGN     464287465           305        5,452     X                            -       5,452
JP MORGAN CHASE              COMMON      46625H100         9,715      217,089     X                      182,686      34,403
JOHNSON & JOHNSON            COMMON      478160104        11,986      183,838     X                      152,848      30,990
KAO CORP SPNS ADR            FOREIGN     485537302         9,230      363,913     X                       55,383     308,530
MEDTRONIC INC COM            COMMON      585055106        11,137      247,314     X                      208,499      38,815
MICROSOFT                    COMMON      594918104         8,690      296,707     X                      226,922      69,785
MITSUBISHI UFJ FINL G        FOREIGN     606822104        14,522    2,776,626     X                      439,615   2,337,011
NESTLE S A ADR SPON R        FOREIGN     641069406        23,670      461,375     X                       72,956     388,419
NINTENDO CO. LTD ADR         COMMON      654445303        10,774      257,299     X                       37,094     220,205
NOKIA CORP ADR SPONSO        FOREIGN     654902204         9,652      621,116     X                       91,526     529,590
NOVARTIS AG SPONSORED        FOREIGN     66987V109        20,465      378,285     X                       63,061     315,224
PEPSICO INC                  COMMON      713448108        12,513      189,126     X                      154,480      34,646
PFIZER INC                   COMMON      717081103        10,938      637,788     X                      533,863     103,925
PROCTER & GAMBLE COMP        COMMON      742718109        12,641      199,789     X                      163,368      36,421
REED ELSEVIER PLC            COMMON      758205207         9,216      287,189     X                       42,990     244,199
ROCHE HLDG LTD SPONSO        FOREIGN     771195104        14,750      363,157     X                       57,699     305,458
ROYAL DUTCH SHELL PLC        FOREIGN     780259206        15,811      273,267     X                       43,159     230,108
SANOFI-AVENTIS ADR           FOREIGN     80105N105        19,298      516,538     X                       86,360     430,178
SAP AG ADR SPON              FOREIGN     803054204        13,849      287,503     X                       44,213     243,290
SOCIETE GENERALE FRAN        FOREIGN     83364L109        10,665      846,368     X                      128,221     718,147
SYNGENTA AG ADR SPONS        FOREIGN     87160A100        11,058      199,206     X                       30,930     168,276
TARGET CORP COM              COMMON      87612E106         8,569      162,916     X                      123,528      32,425
TELEFONICA S A ADR SP        FOREIGN     879382208         8,826      124,140     X                       17,969     106,171
TNT N V SPON ADR             FOREIGN     87260W101        12,911      452,220     X                       69,418     382,802
TOTAL FINA ELF S A AD        FOREIGN     89151E109        14,532      250,468     X                       41,242     209,226
UBS AG NEW                   FOREIGN     H89231338         8,407      516,383     X                       77,383     439,000
UNILEVER PLC ADR SPON        FOREIGN     904767704        16,242      554,722     X                       88,349     466,373
VODAFONE GROUP INC           FOREIGN     92857W100        10,940      469,340     X                       70,480     398,860
WELLPOINT INC COM            COMMON      94973V107        10,431      162,020     X                      132,103      29,917
WPP PLC                      FOREIGN     92933H101        15,502      300,716     X                       50,366     250,350
ZIMMER HLDGS INC COM         COMMON      98956P102         8,661      146,301     X                      119,683      26,618
ADOBE SYSTEMS INC            COMMON      00721F101           315        8,917     X                        7,168                 417
APPLE INC                    COMMON      037833100           529        2,249     X                        2,276                 134
C R BARD INC. NEW JERSEY     COMMON      067383109           296        3,414     X                        3,399                 198
BAXTER                       COMMON      071813109           254        4,365     X
CELGENE CORP                 COMMON      151020104           823       13,289     X                       13,462                 781
CISCO SYSTEMS INC.           COMMON      17275R102           387       14,879     X                       14,979                 865
COGNIZANT TECH SOLUTIONS     COMMON      192446102           466        9,145     X                       11,579                 678
DOLBY LABORATORIES INC.      COMMON      25659T107           425        7,250     X                        7,261                 416
EXPEDITORS INTL OF WASH INC  COMMON      302130109           338        9,157     X
GEN-PROBE INC.               COMMON      36866T103           313        6,265     X                        6,184                 359
GENZYME CORP                 COMMON      372917104           238        4,591     X                        8,682                 504
GOOGLE INC.                  COMMON      38259P508           589        1,039     X                        1,039                  60
INTUITIVE SURGICAL INC.      COMMON      46120E602           267          767     X                          773                  44
MONSANTO CO.                 COMMON      61166W101           421        5,900     X                        5,904                 340
NETAPP INC.                  COMMON      64110D104           362       11,126     X                        7,633                 443
NOVO-NORDISK                 COMMON      670100205           421        5,464     X                        5,443                 320
PEPSICO INC                  COMMON      713448108           329        4,967     X                        5,046                 290
PRICELINE                    COMMON      741503403           362        1,420     X
SEI INVESTMENTS              COMMON      784117103           286       13,010     X                       17,996               1,040
SCHWAB CHARLES CORP          COMMON      808513105           252       13,491     X                       13,416                 775
STATE STREET CORP            COMMON      857477103           290        6,415     X                        6,283                 376
STRYKER CORP                 COMMON      863667101           408        7,134     X                        7,149                 412
VARIAN MEDICAL SYSTEMS INC.  COMMON      92220P105           445        7,036     X                        7,756                 451
VISA INC. COM                COMMON      92826C839           360        3,957     X                       18,344               1,049

TOTAL                                 77                 656,947